Change In Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	$ 1,094,100,000	$ 982,100,000
Actual Return on Assets	131,100,000	53,300,000
Employer Contributions	100,000,000	100,000,000
Benefits Paid	(47,500,000)	(41,300,000)
Fair Value at end of year	1,277,700,000	1,094,100,000
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	123,300,000	122,200,000
Actual Return on Assets	11,300,000	4,500,000
Benefits Paid	(6,100,000)	(2,500,000)
Foreign Exchange Rate Changes	5,400,000	(900,000)
Fair Value at end of year	$ 133,900,000	$ 123,300,000